Commitments, Contingencies and Guarantees (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Commitments, Contingencies and Guarantees
Unrecognized aggregate liability for the unvested DSUs	$ 900
Unrecognized aggregate liability for the unvested CRSUs	$ 1,500
Equity derivatives, number of common shares held (in shares)	330,441
DSU liability, number of common shares (in shares)	330,441
Contingent consideration	$ 1,466	$ 35,146
Supply Vision And GroundCloud
Commitments, Contingencies and Guarantees
Maximum potential performance-based contingent consideration	$ 41,500
Period for revenue performance targets	2 years
Contingent consideration	$ 1,500